Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 10 – Intangible Assets

Intangibles consisted of the following at December 31, 2025 and June 30, 2025, respectively:

			Estimated	Weighted Average
Classification	December 31, 2025	June 30, 2025	Useful Lives (Years)	Remaining Life (Years)

Tradenames/trademarks	$786,800	$786,800	N/A	N/A
Customer relationships	1,041,300	1,041,300	10	9.25
Franchise agreements	4,600,000	-	10	9.67 - 9.75
Liquor licenses	40,000	-	N/A
Less: accumulated amortization	(219,764)	(26,033)
Intangibles - net	$6,248,336	$1,802,067

Amortization expense for the three months and six months December 31, 2025 and 2024 was as follows:

Three Months Ended December 31,
2025	2024

$141,033	$-

Six Months Ended December 31,
2025	2024

$193,731	$-

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

There were no impairment losses for the three and six months ended December 31, 2025 and 2024, respectively.

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended June 30,

2026 (6 Months)	$282,065
2027	$564,130
2028	$564,130
2029	$564,130
2030	$564,130
Thereafter	$2,882,951
Total	$5,421,536

Note 10 – Intangible Assets

Year Ended June 30, 2025

Acquisition of SWC (See Note 9 for detailed discussion).

Intangibles consisted of the following at June 30, 2025 and June 30, 2024, respectively:

			Estimated Useful	Weighted Average Remaining
Type	June 30, 2025	June 30, 2024	Lives (Years)	Life (Years)

Tradenames/trademarks	$786,800	$-	N/A	N/A
Customer relationships	1,041,300	-	10.00	9.76
Less: accumulated amortization	(26,033)	-
Intangibles - net	$1,802,067	$-

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Amortization expense for the years ended June 30, 2025 and 2024 was $26,033 and $0, respectively.

There were no impairment losses for the years ended June 30, 2025 and 2024, respectively.

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended June 30,

2026	$104,130
2027	104,130
2028	104,130
2029	104,130
Thereafter	598,747
Total	$1,015,267